Class D Shares [Member] Expense Example - Class D Shares [Member] - Janus Henderson Government Money Market Fund - American Cancer Society Support - Class D	Jun. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	$ 510